UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22653

SYMETRA MUTUAL FUNDS TRUST
(Exact name of registrant as specified in charter)

777 108th Ave. NE, Suite 1200, Bellevue, WA 98004
(Address of principal executive offices) (Zip code)

Daniel R. Guilbert
777 108th Ave. NE. Bellevue, WA 98004
(Name and address of agent for service)

(800) 796-3872
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Quarterly Report (Unaudited)
March 31, 2013

Symetra DoubleLine® Total Return Fund
Symetra DoubleLine® Emerging Markets Income Fund
Symetra Yacktman Focused Fund

Table of Contents
Schedule of Investments
Symetra DoubleLine® Total Return Fund	3
Symetra DoubleLine® Emerging Markets Income Fund	5
Symetra Yacktman Focused Fund	10
Notes to Quarterly Report	13

Symetra DoubleLine® Total Return Fund
Schedule of Investments
March 31, 2013 (Unaudited)

	Principal Amount	Market Value
AGENCY MORTGAGE BACKED SECURITIES - 50.5%
Federal Home Loan Mortgage Corporation,
Series 4109 KD, 3.000%, 05/15/2032	$700,000	$726,737

Federal National Mortgage Association,
Series 2005-88 ZC, 5.000%, 10/25/2035	363,465	425,760
Series 2009-41 ZA, 4.500%, 06/25/2039	593,944	631,151
Series 2009-98 DZ, 4.500%, 12/25/2039	580,754	619,178
Series 2010-132 B, 4.500%, 11/25/2040	553,000	588,771
Series 2012-72 QZ, 3.500%, 07/25/2042	319,521	327,387
		2,592,247

Federal National Mortgage Association Pass-Thru,
Pool MA0919 3.500%, 12/01/2031	363,681	388,479
Pool AK9439 4.000%, 03/01/2042	312,826	323,931
Pool AK9438 4.000%, 03/01/2042	312,018	323,094
Pool MA1039 3.500%, 04/01/2042	318,112	329,465
Pool MA1068 3.500%, 05/01/2042	245,979	254,758
Pool AB5459 4.000%, 06/01/2042	280,266	290,216
Pool MA1117 3.500%, 07/01/2042	180,782	187,234
		2,097,177
Government National Mortgage Association,
Series 2008-48 Z, 4.865%, 04/16/2048	629,691	709,649

TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $6,030,224)		6,125,810

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5%
Banc of America Fund Corp.,
Series 2006-3 3A1, 5.750%, 03/25/2036	375,276	363,130
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1 A32, 2.806%, 02/25/2034 (a)	303,022	302,458
Citimortgage Alternative Loan Trust,
Series 2006-A7 1A12, 6.000%, 12/25/2036	569,676	494,492
Countrywide Alternative Loan Trust,
Series 2005-J8 1A5, 5.500%, 07/25/2035	425,943	412,335
Series 2005-J13 2A4, 5.500%, 11/25/2035	491,745	431,480
Countrywide Home Loan,
Series 2005-HYB8 4A1, 4.611%, 12/20/2035 (a)	393,397	348,254
Homebanc Mortgage Trust
Series 2005-3 A1, 0.444%, 07/25/2035 (a)	480,930	440,460
JP Morgan Mortgage Trust,
Series 2007-S3, 6.000%, 08/25/2037	89,339	78,055
MLCC Mortgage Investors, Inc.
Series 2006-3 1A, 2.509%, 10/25/2036 (a)	427,816	419,569
Residential Accredit Loans, Inc.,
Series 2006-QS13, 6.000%, 09/25/2036	328,849	249,729
Series 2007-QS7, 6.750%, 06/25/2037	482,202	318,240
Series 2007-QS11, 7.000%, 10/25/2037	471,256	375,145
Residential Funding Mortgage Securities Trust,
Series 2007-S9 1A1, 6.000%, 10/25/2037	287,896	254,909

Symetra DoubleLine® Total Return Fund
Schedule of Investments
March 31, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 43.5%
(continued)
Wachovia Mortgage Loan Trust, LLC.
2005-A 2A1, 2.636%, 09/20/2035 (a)	$392,342	$367,662
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1, 6.000%, 06/25/2037	458,986	424,553

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS		5,280,471
(Cost $4,802,807)
	Shares
SHORT TERM INVESTMENTS - 5.6%
Fidelity Institutional Money Market Funds - Government Portfolio 0.010% (b)	679,366	679,366

TOTAL SHORT TERM INVESTMENTS (Cost $679,366)		679,366

Total Investments (Cost $11,512,397) - 99.6%		$12,085,647
Other Assets in Excess of Liabilities - 0.4%		53,014
NET ASSETS - 100.0%		$12,138,661

Percentages are stated as a percent of net assets.

Footnotes:
(a) Variable rate security. Rate disclosed as of March 31, 2013.
(b) Rate quoted is seven-day yield at period end.

The cost basis of investment for federal income tax purposes at March 31, 2013, was as follows*:

Cost of investments		$11,512,397
Gross unrealized appreciation		584,765
Gross unrealized depreciation		(11,515)
Net unrealized appreciation		$573,250

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
March 31, 2013 (Unaudited)

	Principal Amount	Market Value
FOREIGN CORPORATE BONDS - 91.8%
Argentina - 1.2%
WPE International Cooperatief U.A.
10.375%, 09/30/2020	$150,000	$141,000

Brazil - 13.9%
BFF International, Ltd.
7.250%, 01/28/2020	200,000	238,000
CCL Finance, Ltd.
9.500%, 08/15/2014	200,000	218,800
Embraer Overseas, Ltd.
6.375%, 01/24/2017	150,000	171,000
Itau Unibanco Holding S.A.
5.650%, 03/19/2022	300,000	315,750
JBS LLC
7.250%, 06/01/2021	200,000	210,500
NET Servicos de Comunicacao S.A.
7.500%, 01/27/2020	200,000	225,000
Samarco Mineracao S.A.
4.125%, 11/01/2022	200,000	195,100
		1,574,150
Chile - 11.0%
Banco de Credito e Inversiones
3.000%, 09/13/2017	200,000	203,373
Celulosa Arauco y Constitucion S.A.
4.750%, 01/11/2022	200,000	209,005
Cencosud S.A.
5.500%, 01/20/2021	200,000	214,979
CFR International SpA
5.125%, 12/06/2022	200,000	206,109
Corpbanca S.A.
3.125%, 01/15/2018	200,000	198,128
Inversiones CMPC S.A.
4.750%, 01/19/2018	200,000	212,344
		1,243,938
Colombia - 6.7%
Grupo Aval, Ltd.
4.750%, 09/26/2022	200,000	201,000
Pacific Rubiales Energy Corp.
7.250%, 12/12/2021	300,000	342,450
Transportadora de Gas Internacional S.A.
5.700%, 03/20/2022	200,000	219,000
		762,450

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
March 31, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value
Costa Rica - 2.0%
Instituto Costarricense de Electricidad
6.950%, 11/10/2021	$200,000	$228,700

Dominican Republic - 2.8%
AES Andres Dominicana, Ltd.
9.500%, 11/12/2020	200,000	216,000
EGE Haina Finance Co.
9.500%, 04/26/2017	100,000	104,000
		320,000
Guatemala - 2.2%
Industrial Senior Trust
5.500%, 11/01/2022	250,000	250,312

India - 2.5%
Reliance Holdings USA, Inc.
5.400%, 02/14/2022	250,000	279,173

Indonesia - 2.2%
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 03/01/2022	250,000	248,973

Jamaica - 1.9%
Digicel, Ltd.
7.000%, 02/15/2020	200,000	211,000

Kazakhstan - 1.8%
Tengizchevroil Finance Corp.
6.124%, 11/15/2014	200,455	207,470

Malaysia - 4.2%
IOI Investment BHD
4.375%, 06/27/2022	200,000	207,075
Penerbangan BHD
5.625%, 03/15/2016	150,000	168,367
Prime Holdings Labuan, Ltd.
5.375%, 09/22/2014	100,000	104,830
		480,272
Mexico - 8.0%
Cemex Espana Luxembourg
9.250%, 05/12/2020	100,000	111,500
Corporacion GEO S.A.B. de C.V.
9.250%, 06/30/2020	100,000	87,500
8.875%, 03/27/2022	200,000	173,000

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
March 31, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value
Mexico - 8.0% (continued)
Empresa ICA S.A.B. de C.V.
8.900%, 02/04/2021	$200,000	$216,760
Petroleos Mexicanos
6.625%, 12/28/2015	300,000	318,000
		906,760
Panama - 1.8%
Global Bank Corporation
4.750%, 10/05/2017	200,000	205,000

Peru - 5.9%
Banco de Credito del Peru
4.750%, 03/16/2016	20,000	21,600
Banco Internacional del Peru
8.500%, 04/23/2070	100,000	110,750
Corporacion Pesquera Inca S.A.C.
9.000%, 02/10/2017	150,000	153,900
Pesquera Exalmar S.A.A.
7.375%, 01/31/2020	200,000	193,000
Scotiabank Peru S.A.
4.500%, 12/13/2027	200,000	193,800
		673,050
Qatar - 2.0%
Ras Laffan Liquefied Natural Gas Co.
5.298%, 09/30/2020	199,375	222,798

Russia - 13.3%
Alfa MTN Invest, Ltd.
9.250%, 06/24/2013	200,000	203,640
Gazprom OAO
8.125%, 07/31/2014	200,000	217,000
Gazprombank OJSC
7.933%, 06/28/2013	300,000	305,040
OJSC Novolipetsk Steel
4.950%, 09/26/2019	200,000	203,050
Russian Agricultural Bank OJSC
7.125%, 01/14/2014	150,000	156,645
Sibur Securities, Ltd.
3.914%, 01/31/2018	200,000	197,500
VTB Bank OJSC
6.875%, 05/29/2018	200,000	221,000
		1,503,875

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
March 31, 2013 (Unaudited) (Continued)

	Principal Amount	Market Value
South Africa - 1.9%
Transnet SOC, Ltd.
4.500%, 02/10/2016	$200,000	$210,233

Thailand - 1.9%
PTTEP Australia International Finance, Ltd.
4.152%, 7/19/2015	200,000	211,296

Turkey - 2.6%
Tupras Turkiye Petrol Rafinerileri A.S.
4.125%, 05/02/2018	300,000	300,375

United Arab Emirates - 2.0%
Dolphin Energy, Ltd.
5.500%, 12/15/2021	200,000	231,750

TOTAL FOREIGN CORPORATE BONDS (Cost $10,289,872)		10,412,575

FOREIGN GOVERNMENT BOND - 3.4%
Colombia - 1.1%
Colombia Government International Bond
8.700%, 02/15/2016	100,000	119,199

Costa Rica - 2.3%
Costa Rica Government International Bond
6.548%, 03/20/2014	250,000	261,875

TOTAL FOREIGN GOVERNMENT BOND (Cost $374,335)		381,074

	Shares
SHORT-TERM INVESTMENTS - 3.4%
Fidelity Institutional Government Portfolio, 0.010% (a)	388,468	388,468

TOTAL SHORT-TERM INVESTMENTS (Cost $388,468)		388,468

Total Investments (Cost $11,052,675) - 98.6%		$11,182,117
Other Assets in Excess of Liabilities - 1.4%		154,756
NET ASSETS - 100.0%		$11,336,873

Percentages are stated as a percent of net assets.

Footnotes:
(a) Rate quoted is seven-day yield at period end.

Symetra DoubleLine® Emerging Markets Income Fund
Schedule of Investments
March 31, 2013 (Unaudited) (Continued)

The cost basis of investment for federal income tax purposes at March 31, 2013, was as follows*:

Cost of Investments	$11,052,675
Gross Unrealized Appreciation	213,957
Gross Unrealized Depreciation	(84,515)
Net Unrealized Appreciation	$129,442

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

Symetra Yacktman Focused Fund
Schedule of Investments
March 31, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 83.2%
Air Freight & Logistics - 1.1%
C. H. Robinson Worldwide, Inc.	1,300	77,298

Beverages - 12.5%
Coca-Cola Co. (The)	7,500	303,300
PepsiCo, Inc.	7,700	609,147
		912,447
Capital Markets - 2.1%
Bank of New York Mellon Corp. (The)	1,900	53,181
Goldman Sachs Group, Inc. (The)	200	29,430
Northern Trust Corp.	500	27,280
State Street Corp.	700	41,363
		151,254
Chemicals - 0.4%
Sigma-Aldrich Corp.	400	31,072

Commercial Banks - 1.5%
U.S. Bancorp	3,200	108,576

Communications Equipment - 5.9%
Cisco Systems, Inc.	16,500	345,015
Corning, Inc.	4,600	61,318
Research In Motion, Ltd. (a)	1,800	26,010
		432,343
Computers & Peripherals - 1.8%
Dell, Inc.	4,600	65,918
Hewlett-Packard Co.	2,600	61,984
		127,902
Diversified Consumer Services - 0.6%
Apollo Group, Inc., Class A (a)	2,300	39,997

Food & Staples Retailing - 5.6%
Sysco Corp.	9,900	348,183
Wal-Mart Stores, Inc.	800	59,864
		408,047
Health Care Providers & Services - 1.4%
Becton, Dickinson & Co.	600	57,366
C.R. Bard, Inc.	2,800	282,184
Covidien PLC	700	47,488
Stryker Corp.	4,200	274,008
		661,046
Health Care Equipment & Supplies - 9.1%
Patterson Cos., Inc.	500	19,020
Wellpoint, Inc.	1,300	86,099
		105,119

Symetra Yacktman Focused Fund
Schedule of Investments
March 31, 2013 (Unaudited) (Continued)

	Shares	Market Value
Household Products - 13.2%
Clorox Co. (The)	2,500	$221,325
Procter & Gamble Co. (The)	9,600	739,776
		961,101
Media - 13.2%
Comcast Corp., Class A	1,800	71,316
News Corp., Class A	24,200	738,584
Viacom, Inc., Class B	2,400	147,768
		957,668
Oil, Gas & Consumable Fuels - 2.4%
ConocoPhillips	1,700	102,170
Exxon Mobil Corp.	800	72,088
		174,258
Personal Products - 1.7%
Avon Products, Inc.	6,000	124,380

Pharmaceuticals - 5.3%
Johnson & Johnson	3,100	252,743
Pfizer, Inc.	4,500	129,870
		382,613
Software - 5.4%
Microsoft Corp.	13,800	394,818

TOTAL COMMON STOCKS (Cost $5,043,815)		6,049,939

SHORT-TERM INVESTMENTS - 19.2%
JPMorgan Liquid Assets Money Market Fund, 0.089%	698,541	698,541
JPMorgan Prime Money Market Fund, 0.084%	698,541	698,541

TOTAL SHORT-TERM INVESTMENTS (Cost $1,397,082)		1,397,082

Total Investments (Cost $6,440,897) - 102.4%		$7,447,021
Liabilities in Excess of Other Assets - (2.4)%		(174,548)
NET ASSETS - 100.0%		$7,272,473

Percentages are stated as a percent of net assets.

Footnotes:
PLC -Public Limited Company
(a) Non-Income Producing

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S.
Bancorp Fund Services, LLC.

Symetra Yacktman Focused Fund
Schedule of Investments
March 31, 2013 (Unaudited) (Continued)

The cost basis of investment for federal income tax purposes at March 31, 2013, was as follows*:

Cost of Investments	$6,440,897
Gross unrealized appreciation	1,044,740
Gross unrealized depreciation	(38,616)
Net unrealized appreciation	$1,006,124

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

See accompanying notes to the Schedule of Investments.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
March 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

Symetra Mutual Funds Trust (the “Trust”) was organized as a Delaware statutory trust on November 21, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of three series (each, a “Fund” and collectively, the “Funds”), each representing a separate investment portfolio. The Board of Trustees (the “Board”) may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Funds commenced operations on May 30, 2012.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Fair value is used for portfolio securities for which market quotations are readily available; other securities and assets are valued in good faith under procedures adopted by the Board.

Securities primarily traded on any U.S. or foreign exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ®”) are valued at their last quoted sale price on that exchange or the NASDAQ® Official Closing Price (“NOCP”), respectively. Securities listed on more than one exchange are valued at the last quoted sale price on the exchange on which the security is principally traded, or if there has been no sale on the day of valuation, at the mean between the bid and asked prices. Securities not listed or traded on an exchange are valued at the last sale price on the day of valuation. Securities and other assets for which market quotations are not readily available or for which an approved pricing service does not provide a valuation (or provides a valuation that appears unreliable or appears not to represent the fair value of a security or other asset) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Debt obligations with remaining maturities in excess of 60 days are valued at the evaluated mean by an approved pricing service. Debt securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

In the case of securities of foreign issuers, the occurrence of certain significant events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) often cause the closing market price of one or more securities to no longer reflect the fair value of such security at the time a Fund’s NAV is calculated. A significant event is an event that is reasonably likely to affect the market value of a Fund’s portfolio securities or other assets. If it is determined that such a significant event has occurred, a Fund will value securities of foreign issuers at fair value, taking into account such significant events, in calculating its NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time the NAV is calculated.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
March 31, 2013 (Unaudited) (Continued)

B. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment valuation and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. federal income tax purposes.

C. Security Transactions, Investment Income and Distributions. Security transactions are recorded as of trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities sold. Bond discounts are accreted and premiums are amortized using the effective interest method. Distributions to shareholders are recorded on the ex-dividend date. Capital gains and income distributions, if any, are distributed at least annually.

D. When-Issued and Delayed Delivery Securities and Forward Commitments. Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. As of March 31, 2013 there were no investments in these types of securities.

E. Federal Income Taxes. The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code, of 1986, as amended, necessary to qualify as regulated investment companies and to distribute all, or substantially all of their net investment income and any net realized capital gains to shareholders of the Funds sufficient to relieve them from all Federal income and excise taxes. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

During the period ended December 31, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Funds did not incur any interest or tax penalties.

F. Use of estimates. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
March 31, 2013 (Unaudited) (Continued)

G. Indemnification Obligations. Under the Funds’ organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

NOTE 3 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The valuation techniques and significant inputs used in determining fair values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, sovereign issues and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, mortgage-based yield spreads for each tranche, current market data and incorporate deal collateral performance as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

NOTES TO QUARTERLY REPORT
Symetra Mutual Funds Trust
March 31, 2013 (Unaudited) (Continued)

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The following tables present by Fund the fair value of financial instruments classified by the valuation hierarchy described above.

Symetra DoubleLine® Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Agency Mortgage Backed Securities	$-	$6,125,810	$-	$6,125,810
Non-Agency Collateralized Mortgage Obligations	-	5,280,471	-	5,280,471
Total Fixed Income	-	11,406,281	-	11,406,281
Short Term Investments	679,366	-	-	679,366
Total Investments in Securities	$679,366	$11,406,281	$-	$12,085,647

Symetra DoubleLine® Emerging Markets Income Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Foreign Corporate Bonds	$-	$10,412,575	$-	$10,412,575
Foreign Government Bonds	-	381,074	-	381,074
Total Fixed Income	-	10,793,649	-	10,793,649
Short Term Investments	388,468	-	-	388,468
Total Investments in Securities	$388,468	$10,793,649	$-	$11,182,117

Symetra Yacktman Focused Fund	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$6,049,939	$-	$-	$6,049,939
Total Equity	6,049,939	-	-	6,049,939
Short Term Investments	1,397,082	-	-	1,397,082
Total Investments in Securities	$7,447,021	$-	$-	$7,447,021

There were no transfers between Level 1, Level 2, or Level 3 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Symetra Mutual Funds Trust

By  /s/ Daniel R. Guilbert
       Daniel R. Guilbert, President and Chief Executive Officer

Date  May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Daniel R. Guilbert
       Daniel R. Guilbert, President and Chief Executive Officer

Date  May 23, 2013

By  /s/ Colleen M. Murphy
       Colleen M. Murphy, Principal Financial and Accounting Officer

Date  May 23, 2013